Schedule of Prepayments and Other Receivables (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to professional parties for IPO	$ 765,356	£ 605,503	£ 410,808
Prepayments to suppliers	649,873	514,140	339,531
Other receivables	297,201	235,128	87,635
Total	$ 1,712,430	£ 1,354,771	£ 837,974